Foreign Exchange (Loss) Gain	12 Months Ended
Dec. 31, 2025
Changes In Foreign Exchange Rates [Abstract]
Foreign Exchange Gain (Loss)	Foreign Exchange Gain (Loss)
The following foreign exchange gains (losses) arise as a result of balances and transactions in the Company’s Brazilian subsidiaries that are denominated in currencies other than the Brazilian Reals (BRL$), which is their functional currency.

	Year ended December 31,
	2025	2024
Foreign exchange gain (loss) on USD denominated debt in Brazil	$73,172	$(129,351)
Realized foreign exchange gain (loss) on derivative contracts (note 23)	2,967	(8,206)
Unrealized foreign exchange gain (loss) on derivative contracts (note 23)	22,677	(30,808)
Foreign exchange (loss) gain on other financial assets and liabilities	(3,073)	3,357
	$95,743	$(165,008)